FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 10,397	$ 7,407	$ 6,147
Total Assets	314,630	273,721
Liabilities and Stockholders' Equity
Total Liabilities	283,411	241,862
Stockholders' Equity	31,219	31,859	21,760
Total Liabilities and Stockholders' Equity	314,630	273,721
Parent company
Assets
Cash and cash equivalents	1,717	2,881	$ 265
Investment in banking subsidiary	29,171	28,610
ESOP loan receivable	365	398
Total Assets	31,253	31,889
Liabilities and Stockholders' Equity
Total Liabilities	34	30
Stockholders' Equity	31,219	31,859
Total Liabilities and Stockholders' Equity	$ 31,253	$ 31,889